Borrowings - Summary of Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Credit loans due within one year - Short term bank loan	¥ 1,559,800	¥ 1,548,000
Credit loans due over one year but within three years - Long-term borrowing from a related party	700,000	0
Borrowings	¥ 2,259,800	¥ 1,548,000